Investments in Associates 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Total assets	₩ 246,807,795	₩ 239,714,965
Total liabilities	205,444,962	202,450,215
Sales	92,578,265	87,476,410	₩ 70,546,024
Profit (loss) for the period	3,621,968	(4,716,144)	₩ (24,429,108)
Korea Gas Corporation
Disclosure of associates [line items]
Total assets	57,669,638	57,254,666
Total liabilities	46,843,282	47,428,628
Sales	38,388,740	44,555,995
Profit (loss) for the period	1,148,985	(747,428)
Korea Electric Power Industrial Development Co., Ltd.
Disclosure of associates [line items]
Total assets	213,423	174,788
Total liabilities	109,367	73,065
Sales	361,690	354,850
Profit (loss) for the period	14,587	21,170
YTN Co., Ltd.
Disclosure of associates [line items]
Total assets		352,188
Total liabilities		108,108
Sales		130,450
Profit (loss) for the period		(3,616)
Gangwon Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	123,787	83,062
Total liabilities	46,156	3,380
Sales	23,400	32,525
Profit (loss) for the period	7,415	14,098
Hyundai Green Power Co., Ltd.
Disclosure of associates [line items]
Total assets	698,653	738,107
Total liabilities	295,095	330,616
Sales	109,081	107,367
Profit (loss) for the period	9,354	7,446
Korea Power Exchange
Disclosure of associates [line items]
Total assets	365,652	366,092
Total liabilities	91,690	91,806
Sales	120,586	119,182
Profit (loss) for the period	1,795	4,443
Taebaek Guinemi Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	35,917	42,243
Total liabilities	19,831	26,200
Sales	5,155	5,529
Profit (loss) for the period	213	716
Daeryun Power Co., Ltd.
Disclosure of associates [line items]
Total assets	1,117,771	1,120,453
Total liabilities	651,892	716,752
Sales	397,332	451,527
Profit (loss) for the period	61,893	4,043
KNH Solar Co., Ltd.
Disclosure of associates [line items]
Total assets	8,110	12,142
Total liabilities	93	314
Sales	2,671	3,535
Profit (loss) for the period	2,359	1,394
SPC Power Corporation
Disclosure of associates [line items]
Total assets	301,805	287,249
Total liabilities	18,716	28,485
Sales	72,191	106,926
Profit (loss) for the period	35,657	27,946
Gemeng International Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	8,301,632	7,507,274
Total liabilities	5,803,020	5,189,729
Sales	2,907,291	2,963,614
Profit (loss) for the period	(66,765)	33,580
PT. Cirebon Electric Power
Disclosure of associates [line items]
Total assets	742,634	665,365
Total liabilities	169,796	177,150
Sales	281,041	265,054
Profit (loss) for the period	15,070	27,341
KNOC Nigerian East Oil Co., Ltd.
Disclosure of associates [line items]
Total assets	30,834	27,029
Total liabilities	127,760	112,017
Sales	0	0
Profit (loss) for the period	(31)	(50)
KNOC Nigerian West Oil Co., Ltd.
Disclosure of associates [line items]
Total assets	33,230	29,157
Total liabilities	122,351	107,300
Sales	0	0
Profit (loss) for the period	(31)	(50)
PT Wampu Electric Power
Disclosure of associates [line items]
Total assets	209,724	206,943
Total liabilities	124,358	131,823
Sales	19,146	20,155
Profit (loss) for the period	7,598	(582)
PT. Bayan Resources TBK
Disclosure of associates [line items]
Total assets	5,338,900	4,447,335
Total liabilities	2,100,603	2,018,870
Sales	4,700,051	4,675,174
Profit (loss) for the period	1,285,816	1,670,522
S-Power Co., Ltd.
Disclosure of associates [line items]
Total assets	739,732	762,398
Total liabilities	369,429	427,807
Sales	734,607	1,012,050
Profit (loss) for the period	35,889	44,730
Pioneer Gas Power Limited
Disclosure of associates [line items]
Total assets		274,693
Total liabilities		532,005
Sales		551
Profit (loss) for the period		(49,745)
Xe-Pian Xe-Namnoy Power Co., Ltd.
Disclosure of associates [line items]
Total assets	1,414,921	1,370,110
Total liabilities	979,112	900,713
Sales	182,433	171,978
Profit (loss) for the period	(81,032)	(5,674)
PT. Mutiara Jawa
Disclosure of associates [line items]
Total assets	28,266	27,296
Total liabilities	8,489	9,474
Sales	13,455	16,160
Profit (loss) for the period	4,094	7,999
Samcheok Eco Materials Co., Ltd.
Disclosure of associates [line items]
Total assets		22,544
Total liabilities		39,895
Sales		8,028
Profit (loss) for the period		(1,776)
Noeul Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	95,570	89,861
Total liabilities	108,793	107,834
Sales	47,999	24,017
Profit (loss) for the period	4,787	920
Goseong Green Power Co., Ltd.
Disclosure of associates [line items]
Total assets	5,129,641	5,374,233
Total liabilities	4,125,053	4,372,531
Sales	1,310,775	1,580,545
Profit (loss) for the period	2,823	152
Gangneung Eco Power Co., Ltd.
Disclosure of associates [line items]
Total assets	5,359,845	5,381,984
Total liabilities	4,667,564	4,665,083
Sales	635,026	1,419,436
Profit (loss) for the period	(10,547)	(7,388)
Shin Pyeongtaek Power Co., Ltd.
Disclosure of associates [line items]
Total assets	1,052,048	1,222,968
Total liabilities	678,140	832,633
Sales	841,818	1,040,219
Profit (loss) for the period	58,855	201,635
Haeng Bok Do Si Photovoltaic Power Co., Ltd.
Disclosure of associates [line items]
Total assets	1,666	1,618
Total liabilities	385	573
Sales	476	575
Profit (loss) for the period	135	82
Dongducheon Dream Power Co., Ltd.
Disclosure of associates [line items]
Total assets	1,350,004	1,337,529
Total liabilities	1,044,020	1,042,681
Sales	1,360,809	1,744,247
Profit (loss) for the period	10,453	(8,608)
Jinbhuvish Power Generation Pvt. Ltd.
Disclosure of associates [line items]
Total assets	67,903	61,227
Total liabilities	14,023	12,644
Sales	0	0
Profit (loss) for the period	0	0
Daejung Offshore Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	5,419	5,277
Total liabilities	2,220	2,094
Sales	0	0
Profit (loss) for the period	53	(145)
GS Donghae Electric Power Co., Ltd.
Disclosure of associates [line items]
Total assets	1,910,960	1,932,098
Total liabilities	1,089,101	1,170,085
Sales	535,012	876,826
Profit (loss) for the period	59,776	62,471
Daegu Photovoltaic Co., Ltd.
Disclosure of associates [line items]
Total assets	11,767	14,140
Total liabilities	3,025	4,471
Sales	3,805	4,225
Profit (loss) for the period	908	1,772
Busan Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	142,943	160,299
Total liabilities	134,894	149,060
Sales	66,924	69,108
Profit (loss) for the period	(3,140)	(3,920)
Hansuwon KNP Co., Ltd. (formerly, Korea Nuclear Partners Co., Ltd.)
Disclosure of associates [line items]
Total assets	4,324	3,063
Total liabilities	1,444	899
Sales	7,949	7,618
Profit (loss) for the period	716	645
Korea Electric Power Corporation Fund
Disclosure of associates [line items]
Total assets	13,676	23,981
Total liabilities	67	108
Sales	1,880	332
Profit (loss) for the period	488	(2,921)
Energy Infra Asset Management Co., Ltd.
Disclosure of associates [line items]
Total assets	14,037	13,628
Total liabilities	1,229	1,371
Sales	5,003	5,130
Profit (loss) for the period	1,450	1,254
Daegu clean Energy Co., Ltd.
Disclosure of associates [line items]
Total assets		368
Total liabilities		324
Sales		0
Profit (loss) for the period		(1)
Yaksu ESS Co., Ltd.
Disclosure of associates [line items]
Total assets	5,295	5,697
Total liabilities	4,738	4,717
Sales	749	508
Profit (loss) for the period	(423)	(691)
Nepal Water & Energy Development Company Private Limited
Disclosure of associates [line items]
Total assets	666,316	327,057
Total liabilities	419,386	167,792
Sales	123,848	82,720
Profit (loss) for the period	10,732	(3,186)
Gwangyang Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	547,208	370,778
Total liabilities	426,210	247,675
Sales	0	0
Profit (loss) for the period	(2,105)	(2,034)
PND Solar Co., Ltd.
Disclosure of associates [line items]
Total assets	32,025	34,804
Total liabilities	26,570	30,127
Sales	5,331	5,413
Profit (loss) for the period	737	373
Hyundai Eco Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	157,873	169,180
Total liabilities	114,299	128,481
Sales	25,081	26,266
Profit (loss) for the period	5,963	7,206
YeongGwang Yaksu Wind Electric Co., Ltd.
Disclosure of associates [line items]
Total assets	36,659	38,720
Total liabilities	37,065	38,173
Sales	5,194	5,593
Profit (loss) for the period	(953)	(241)
Green Energy Electricity Generation Co., Ltd.
Disclosure of associates [line items]
Total assets	81,798	69,667
Total liabilities	85,848	72,325
Sales	1,942	948
Profit (loss) for the period	(1,392)	(5,392)
Korea Energy Solutions Co., Ltd.
Disclosure of associates [line items]
Total assets	1,303	1,151
Total liabilities	318	303
Sales	1,209	643
Profit (loss) for the period	146	87
ITR Co., Ltd.
Disclosure of associates [line items]
Total assets	720	480
Total liabilities	898	490
Sales	130	144
Profit (loss) for the period	(510)	(234)
STN Co., Ltd. (formerly, Structure test network Co., Ltd.)
Disclosure of associates [line items]
Total assets	1,870	1,818
Total liabilities	99	127
Sales	666	771
Profit (loss) for the period	108	178
Indeck Niles Development, LLC
Disclosure of associates [line items]
Total assets	1,234,170	1,157,838
Total liabilities	704,296	675,638
Sales	284,855	318,392
Profit (loss) for the period	32,491	64,813
Indeck Niles Asset Management, LLC
Disclosure of associates [line items]
Total assets	211	307
Total liabilities	32	29
Sales	1,157	1,081
Profit (loss) for the period	1,120	1,001
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1
Disclosure of associates [line items]
Total assets	12,665	13,444
Total liabilities	178	186
Sales	722	820
Profit (loss) for the period	689	747
Suwon New Power Co., Ltd.
Disclosure of associates [line items]
Total assets	15,427	3,448
Total liabilities	13,338	1,130
Sales	5,072	2,318
Profit (loss) for the period	(229)	341
Gwangbaek Solar Power Investment Co., Ltd.
Disclosure of associates [line items]
Total assets	260,641	287,838
Total liabilities	249,642	276,840
Sales	9,658	11,267
Profit (loss) for the period	1,188	1,513
Go deok Clean Energy Co., Ltd
Disclosure of associates [line items]
Total assets	130,520	139,352
Total liabilities	117,267	127,545
Sales	49,187	22,671
Profit (loss) for the period	1,465	2,426
SureDataLab Co., Ltd.
Disclosure of associates [line items]
Total assets	660	890
Total liabilities	461	416
Sales	675	548
Profit (loss) for the period	(291)	(263)
SEP Co., Ltd.
Disclosure of associates [line items]
Total assets	45	45
Total liabilities	118	117
Sales	0	0
Profit (loss) for the period	(1)	(7)
Hankook Electric Power Information Co., Ltd.
Disclosure of associates [line items]
Total assets	2,381	2,270
Total liabilities	991	974
Sales	2,135	1,672
Profit (loss) for the period	58	223
Tronix Co., Ltd.
Disclosure of associates [line items]
Total assets	4,824	4,564
Total liabilities	3,659	2,807
Sales	2,578	2,718
Profit (loss) for the period	42	578
O2&B Global Co., Ltd.
Disclosure of associates [line items]
Total assets	453	369
Total liabilities	485	264
Sales	149	242
Profit (loss) for the period	(104)	(73)
Muan Sunshine Solar Power Plant Co., Ltd.
Disclosure of associates [line items]
Total assets	128,131	136,382
Total liabilities	116,742	124,745
Sales	16,246	16,360
Profit (loss) for the period	2,552	2,999
Bigeum Resident Photovoltaic Power Co., Ltd.
Disclosure of associates [line items]
Total assets	441,227	303,462
Total liabilities	412,276	309,185
Sales	10,812	0
Profit (loss) for the period	(6,845)	(3,031)
Goesan Solar Park Co., Ltd.
Disclosure of associates [line items]
Total assets	48,924	50,659
Total liabilities	38,119	40,738
Sales	6,143	6,530
Profit (loss) for the period	884	985
Saemangeum Heemang Photovoltaic Co., Ltd.
Disclosure of associates [line items]
Total assets	149,528	152,496
Total liabilities	105,535	113,407
Sales	22,600	23,448
Profit (loss) for the period	4,049	4,063
Bitgoel Eco Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	79,709	85,571
Total liabilities	51,776	60,302
Sales	28,110	29,907
Profit (loss) for the period	6,064	7,019
Jeju Gimnyeong Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	53,335	56,906
Total liabilities	52,503	56,087
Sales	10,889	9,261
Profit (loss) for the period	13	(2,088)
Seoroseoro Sunny Power Plant Co., Ltd.
Disclosure of associates [line items]
Total assets	6,680	6,813
Total liabilities	4,309	4,650
Sales	1,035	1,039
Profit (loss) for the period	208	193
Muan Solar park Co., Ltd.
Disclosure of associates [line items]
Total assets	188,303	204,168
Total liabilities	158,595	171,642
Sales	27,641	31,532
Profit (loss) for the period	5,152	8,648
YuDang Solar Co., Ltd.
Disclosure of associates [line items]
Total assets	18,321	20,566
Total liabilities	15,238	17,717
Sales	3,506	3,483
Profit (loss) for the period	589	420
Anjwa Smart Farm & Solar City Co., Ltd.
Disclosure of associates [line items]
Total assets	237,359	258,076
Total liabilities	199,954	223,831
Sales	36,948	37,742
Profit (loss) for the period	3,530	3,119
KPE Green Energy Co., Ltd. (formerly, Daewon Green Energy Co., Ltd.)
Disclosure of associates [line items]
Total assets	135,307	143,157
Total liabilities	103,023	112,651
Sales	41,289	58,423
Profit (loss) for the period	2,131	13,407
G.GURU Co., Ltd.
Disclosure of associates [line items]
Total assets	273	818
Total liabilities	133	142
Sales	103	162
Profit (loss) for the period	(535)	(540)
UD4M Co., Ltd.
Disclosure of associates [line items]
Total assets	1,076	1,242
Total liabilities	227	194
Sales	1,142	1,066
Profit (loss) for the period	(170)	(59)
Dongbu Highway Solar Co., Ltd.
Disclosure of associates [line items]
Total assets	16,139	16,563
Total liabilities	13,833	14,913
Sales	2,665	2,580
Profit (loss) for the period	656	140
Seobu Highway Solar Co., Ltd.
Disclosure of associates [line items]
Total assets	16,323	16,739
Total liabilities	13,428	14,707
Sales	2,737	2,646
Profit (loss) for the period	863	451
Korea Energy Data Co., Ltd.
Disclosure of associates [line items]
Total assets	212	313
Total liabilities	134	191
Sales	167	348
Profit (loss) for the period	(104)	(87)
Gangneung Sacheon Fuel Cell Co., Ltd.
Disclosure of associates [line items]
Total assets	148,460	138,761
Total liabilities	125,975	119,779
Sales	45,534	23,523
Profit (loss) for the period	5,768	9,191
KOSTURE Co., Ltd.
Disclosure of associates [line items]
Total assets		196
Total liabilities		22
Sales		208
Profit (loss) for the period		16
Taebaek Gadeoksan Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	187,927	196,810
Total liabilities	120,551	139,675
Sales	32,534	35,000
Profit (loss) for the period	15,536	13,138
Chuncheon Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	234,506	217,335
Total liabilities	195,354	197,676
Sales	68,010	6,052
Profit (loss) for the period	11,494	(497)
Yeomsubong Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	45,468	32,742
Total liabilities	44,236	30,586
Sales	0	0
Profit (loss) for the period	(924)	(1,753)
Yeongyang Wind Power Corporation II
Disclosure of associates [line items]
Total assets	136,360	133,053
Total liabilities	105,721	106,419
Sales	18,376	15,190
Profit (loss) for the period	4,005	8,797
Haeparang Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	63,749	40,698
Total liabilities	56,030	32,359
Sales	758	0
Profit (loss) for the period	(620)	(335)
Saemangeum Sebit Power Plant Co., Ltd.
Disclosure of associates [line items]
Total assets	160,225	165,283
Total liabilities	93,086	97,997
Sales	20,376	22,663
Profit (loss) for the period	(147)	(812)
Boulder Solar III, LLC
Disclosure of associates [line items]
Total assets		1,929
Total liabilities		0
Sales		0
Profit (loss) for the period		0
PlatformN. Co., Ltd
Disclosure of associates [line items]
Total assets	162	184
Total liabilities	223	394
Sales	430	404
Profit (loss) for the period	139	(566)
PT. Cirebon Energi Prasarana
Disclosure of associates [line items]
Total assets	3,831,992	3,372,539
Total liabilities	2,863,534	2,606,566
Sales	543,340	434,806
Profit (loss) for the period	60,512	73,285
Green Radiation Co., Ltd
Disclosure of associates [line items]
Total assets	521	1,038
Total liabilities	663	812
Sales	613	298
Profit (loss) for the period	(272)	100
Future Convergence Technology Laboratory. Co., Ltd
Disclosure of associates [line items]
Total assets	384	479
Total liabilities	277	302
Sales	0	0
Profit (loss) for the period	(83)	(70)
Eco Motion Co., Ltd
Disclosure of associates [line items]
Total assets	1,830	1,664
Total liabilities	684	329
Sales	350	633
Profit (loss) for the period	82	372
REC's Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.)
Disclosure of associates [line items]
Total assets	2,921	1,801
Total liabilities	1,518	1,081
Sales	1,010	856
Profit (loss) for the period	232	0
ACE
Disclosure of associates [line items]
Total assets	359	385
Total liabilities	308	348
Sales	27	53
Profit (loss) for the period	14	(30)
Environment and Energy Co., Ltd
Disclosure of associates [line items]
Total assets	31	89
Total liabilities	0	0
Sales	0	0
Profit (loss) for the period	(36)	(4)
Santiago Solar Power SpA
Disclosure of associates [line items]
Total assets	85,063	88,687
Total liabilities	71,139	65,149
Sales	4,862	0
Profit (loss) for the period	(9,488)	(2,994)
Yanggu Floating Photovoltaic Power Plant Inc
Disclosure of associates [line items]
Total assets	15,300	17,092
Total liabilities	12,382	14,470
Sales	2,259	135
Profit (loss) for the period	210	(495)
Power Embedded
Disclosure of associates [line items]
Total assets	400	298
Total liabilities	112	2
Sales	0	0
Profit (loss) for the period	(7)	(2)
Changwon SG Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	4,878	5,738
Total liabilities	1,328	1,649
Sales	3,342	436
Profit (loss) for the period	(539)	(703)
Donpyung Technology. Co., Ltd.
Disclosure of associates [line items]
Total assets	2,205	2,039
Total liabilities	673	643
Sales	2,317	1,664
Profit (loss) for the period	135	93
HORANG ENERGY Inc.
Disclosure of associates [line items]
Total assets	94,637	64,736
Total liabilities	85,678	54,923
Sales	0	0
Profit (loss) for the period	(947)	(389)
Hoenggye Renewable Energy Co., Ltd
Disclosure of associates [line items]
Total assets	43,206	24,702
Total liabilities	43,942	25,730
Sales	0	0
Profit (loss) for the period	(62)	(4,864)
Haman Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	122,937	40,801
Total liabilities	114,908	32,285
Sales	0	0
Profit (loss) for the period	(1,165)	(5,116)
Songsan Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	120,001	46,016
Total liabilities	106,939	32,262
Sales	121	0
Profit (loss) for the period	(692)	₩ (100)
SkyPic Inc.
Disclosure of associates [line items]
Total assets	167
Total liabilities	37
Sales	3
Profit (loss) for the period	(7)
HyChangwon Fuel Cell. Co., Ltd.
Disclosure of associates [line items]
Total assets	114,580
Total liabilities	91,679
Sales	0
Profit (loss) for the period	(309)
Dreams Co.,Ltd.
Disclosure of associates [line items]
Total assets	233
Total liabilities	183
Sales	208
Profit (loss) for the period	(49)
DEEPAI Co.,Ltd.
Disclosure of associates [line items]
Total assets	813
Total liabilities	449
Sales	240
Profit (loss) for the period	(319)
Amaala Sustainable Company for Energy LLC
Disclosure of associates [line items]
Total assets	697,354
Total liabilities	697,158
Sales	0
Profit (loss) for the period	₩ 0